E-QURE CORP. - STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT	Total	Common Stock, Share	Common Stock, Amount	Common Stock Subscription Receivable	Additional Paid-In Capital	Accumulated Deficit	Total Shareholders' Equity (Deficit)
Balance at Dec. 31, 2012		769,948	770		2,300,685	(2,414,125)	(112,670)
Notes converted into shares		75,532	75		75,457		75,532
Stock issued for cash		2,000,000	2,000		18,000		20,000
Cancellation of shares
Shares issued for services
Research and development asset acquisition
Excess of fair value of stock over cash paid					1,000,000		1,000,000
Donated services and rent					12,000		12,000
Discount on convertible note					128,063		128,063
Forgiveness of related party salary accrual					6,847		6,847
Net earnings (loss) year end							(1,168,585)
Balance at Dec. 31, 2013		2,854,480	2,854		3,541,052	(3,582,710)	(38,813)
Balance at Dec. 31, 2013
Notes converted into shares		12,407,662	12,408	(20,000)	23,929,795		23,922,203
Stock issued for cash		6,072,500	6,072	(250,000)	2,468,928		2,225,000
Cancellation of shares		(253,080)	(253)		253
Shares issued for services	1,202	65,000	66		1,136		1,202
Research and development asset acquisition		875,000	875		349,125		350,000
Excess of fair value of stock over cash paid
Donated services and rent
Discount on convertible note
Forgiveness of related party salary accrual
Net earnings (loss) year end						(25,087,820)	(25,087,820)
Balance at Dec. 31, 2014		22,012,562	22,013	(270,000)	30,290,289	(28,670,530)	1,371,772